Changes in Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net unrealized gains on investment in securities, tax	¥ (15,416)	¥ (9,529)	¥ (8,206)
Reclassification adjustment included in net income, tax	8,501	4,225	1,997
Defined benefit pension plans, tax	3,960	(1,547)	(2,589)
Reclassification adjustment included in net income, tax	85	91	(138)
Foreign currency translation adjustments, tax	(7,000)	(1,739)	(5,254)
Reclassification adjustment included in net income, tax	120	(17)	(1,971)
Net unrealized losses on derivative instruments, tax	971	(31)	288
Reclassification adjustment included in net income, tax	¥ (716)	¥ (298)	¥ (328)